Document and Entity Information	12 Months Ended
Feb. 28, 2013
Document And Entity Information
Entity Registrant Name	LINUX GOLD CORP
Entity Central Index Key	0001088158
Document Type	20-F
Document Period End Date	Feb 28, 2013
Amendment Flag	false
Current Fiscal Year End Date	--02-13
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	99,593,825
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013

Consolidated Balance Sheets (CAD)	Feb. 28, 2013	Feb. 29, 2012
Current
Cash and cash equivalents	140	7
Goods and services tax receivable	976	3,738
Marketable securities (Note 3)	24,090	28,104
Prepaid expenses and deposits	3,615	3,615
Due from related party (Note 7)	1,240
Total Current Assets	30,061	35,464
Property and equipment (Note 4)	3,165	4,098
Total Assets	33,226	39,562
Current
Bank overdraft		1,344
Accounts payable (Note 6)	165,383	143,325
Accrued liabilities	18,500	19,000
Due to related parties (Note 7)	339,197	396,112
Derivative liabilities (Note 13)		29,637
Total Liabilities	523,080	589,418
Stockholders' deficit
Capital stock (Note 9) Authorized 200,000,000 common shares without par value ,Issued and outstanding February 28, 2013 & February 29, 2012 - 99,593,825 common shares	13,631,647	13,629,952
Donated capital	591,174	534,510
Accumulated other comprehensive loss	(4,015)
Deficit, accumulated from prior operations	(7,524,145)	(7,524,145)
Deficit, accumulated during the exploration stage	(7,184,515)	(7,190,173)
Total Stockholders' deficit	(489,854)	(549,856)
Total Liabilities and Stockholders' Deficit	33,226	39,562

Consolidated Balance Sheets (Parenthetical) (CAD)	Feb. 28, 2013	Feb. 29, 2012
Statement of Financial Position [Abstract]
Capital Stock, par Value
Capital stock, shares authorized	200,000,000	200,000,000
Capital stock, shares issued	99,593,825	99,593,825
Capital stock, shares outstanding	99,593,825	99,593,825

Consolidated Statements of Operations and Comprehensive Income (Loss) (CAD)	12 Months Ended			120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013
General and administrative expenses
Amortization of debt issue costs				205,242
Amortization of property and equipment	933	1,228	1,621	32,829
Bad debt expense				84,952
Consulting and subcontracts	13,486	105,188	137,398	1,811,154
Filing and regulatory fees	13,018	12,448	13,261	197,541
Foreign exchange loss (gain)	4,037	2,031	(2,938)	(32,402)
Imputed interest (Note 7)	56,664	55,944	55,536	385,674
Interest expense				2,302,583
Management fees (Note 8)	30,000	30,000	30,000	304,750
Mineral property exploration costs (Note 5)	12,660	50,110	54,276	1,983,642
Recovery of exploration costs (Note 5)	(141,354)	(75,000)		(216,354)
Office, rent and telephone	3,094	35,673	38,759	774,368
Professional fees	29,660	29,948	34,456	508,551
Travel and shareholder communication	1,781	15,118	23,570	997,461
Net loss before other income (loss)	(23,979)	(262,688)	(385,939)	(9,339,991)
Other income (loss)
Realized gain (loss) on sale of marketable security		(37,810)	(1,306)	18,336
Realized (loss) on reallocation from Accumulated Other Comprehensive Loss			(30,900)	(91,303)
Impairment on available-for-sale investments		(20,919)	(57,837)	(78,756)
Fair value adjustment of derivative liabilities	29,637	139,576	439,388	1,976,323
Mineral property acquisition costs written off				(126,417)
Accounts payable written off				46,281
Income from discontinued operations				369,213
Interest income				41,799
Net income (loss) for the period	5,658	(181,841)	(36,594)	(7,184,515)
Basic and diluted net loss per share	0	0	0
Weighted average number of common shares used in per share calculations	99,593,825	98,061,038	94,040,367
Comprehensive income (loss)
Net income (loss) for the period	5,658	(181,841)	(36,594)	(7,184,515)
Loss realized on investments disposal transferred to earning			30,900	91,303
Unrealized holding gain (loss) on available-for-sale investments	(4,015)		45,787	(95,318)
Comprehensive income (loss)	1,643	(181,841)	40,093	(7,188,530)

Consolidated Statements of Cash Flow (CAD)	12 Months Ended			120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013
Cash flows used in operating activities
Net income (loss) for the period	5,658	(181,841)	(36,594)	(7,184,515)
Adjustments to reconcile loss to net cash used by operating activities
Amortization of debt issue costs				205,242
Amortization of property and equipment	933	1,228	1,621	32,829
Receipt of marketable securities for property				(16,000)
Accretion of discount on convertible debt				2,291,794
Bad debt expense				84,952
Imputed interest	56,664	55,944	55,536	385,674
Accounts payable written off				46,281
Mineral property acquisition costs written off				(126,417)
Recovery of exploration costs	(141,354)	(75,000)		(216,354)
Stock-based compensation	1,695	4,058	505	275,598
Shares issued for services				120,000
Shares issued for settlement of rent obligation				19,200
Impairment on investments		20,919	57,837	78,756
Fair value adjustment of derivative liabilities	(29,637)	(139,576)	(439,388)	(1,976,323)
Net loss on sale of marketable securities		37,810	32,206	72,967
Income from discontinued operations				(369,213)
Changes in operating assets and liabilities
Goods and Services Tax receivable	2,762	1,562	(1,378)	43,929
Prepaid expenses and deposits		123	125	(3,124)
Bank overdraft	(1,344)	1,344
Accounts payable and accrued liabilities	21,557	52,657	(40,958)	(94,995)
Receivable from related party	(1,240)			(1,240)
Due to related parties	(56,915)	120,147	37,474	356,616
Net Cash flows used in operating activities	133	(100,625)	(333,014)	(5,672,717)
Cash flows provided by/(used in) investing activities
Mineral interest acquisition costs				(66,417)
Disposal (purchase) of marketable securities		15,422	75,719	(83,827)
Purchase of property and equipment				(35,994)
Net Cash flows used in investing activities		15,422	75,719	(186,238)
Cash flows from financing activities
Advances from related parties				16,238
Debt issue costs				(205,242)
Proceeds from convertible debt				2,226,251
Repayment of debt				(153,400)
Proceeds from issuance of common shares		85,000	267,810	4,006,971
Share subscriptions received				52,277
Share issue costs		(2,000)	(8,487)	(95,134)
Net Cash flows from financing activities		83,000	259,323	5,847,961
Increase (decrease) in cash and cash equivalents	133	(2,203)	2,028	(10,994)
Cash and cash equivalents, beginning of period	7	2,210	182	11,134
Cash and cash equivalents, end of period	140	7	2,210	140

Consolidated Statements of Changes in Stockholders' Equity (Deficit) (CAD)	Common Stock And Paid-In Capital [Member]	Subscriptions Received, Net [Member]	Donated Capital [Member]	Deficit Accumulated From Prior Operations [Member]	Deficit Accumulated During The Exploration Stage [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Feb. 28, 2003	6,804,412		205,500	(7,524,145)			(514,233)
Balance, shares at Feb. 28, 2003	57,458,413
Common stock issued for mineral property	17,500						17,500
Common stock issued for mineral property, shares	175,000
Common stock issued for services	100,000						100,000
Common stock issued for services, shares	1,000,000
Common stock issued for settlement of rent obligation	19,200						19,200
Common stock issued for settlement of rent obligation, shares	200,000
Options exercised	19,812						19,812
Options exercised, shares	150,000
Warrants exercised	280,922						280,922
Warrants exercised, shares	1,300,000
Imputed interest			22,960				22,960
Marketable securities adjustment						44,000	44,000
Net loss for the year					(3,738)		(3,738)
Balance at Feb. 29, 2004	7,241,846		228,460	(7,524,145)	(3,738)	44,000	(13,577)
Balance, shares at Feb. 29, 2004	60,283,413
Common stock issued for mineral property	45,384						45,384
Common stock issued for mineral property, shares	125,000
Common stock issued for cash	860,089						860,089
Common stock issued for cash, shares	4,205,610
Options exercised	10,606						10,606
Options exercised, shares	87,500
Warrants exercised	37,500						37,500
Warrants exercised, shares	250,000
Imputed interest			35,013				35,013
Stock-based compensation	82,000						82,000
Marketable securities adjustment						(54,000)	(54,000)
Net loss for the year					(748,369)		(748,369)
Balance at Feb. 28, 2005	8,277,425		263,473	(7,524,145)	(752,107)	(10,000)	254,646
Balance, shares at Feb. 28, 2005	64,951,523
Common stock issued for mineral property	20,500						20,500
Common stock issued for mineral property, shares	50,000
Common stock issued for cash	715,127						715,127
Common stock issued for cash, shares	3,100,000
Options exercised	10,838						10,838
Options exercised, shares	93,750
Warrants exercised	21,825						21,825
Warrants exercised, shares	92,500
Share issue costs	(42,571)						(42,571)
Imputed interest			31,722				31,722
Stock-based compensation	2,280						2,280
Marketable securities adjustment						2,000	2,000
Net loss for the year					(810,105)		(810,105)
Balance at Feb. 28, 2006	9,005,424		295,195	(7,524,145)	(1,562,212)	(8,000)	206,262
Balance, shares at Feb. 28, 2006	68,287,773
Subscriptions received		52,277					52,277
Common stock issued for debt/redemption	644,749						644,749
Common stock issued for debt, shares	2,586,076
Options exercised	75,670						75,670
Options exercised, shares	323,750
Warrants exercised	15,329	(14,600)					729
Warrants exercised, shares	52,500
Share issue costs	(2,613)						(2,613)
Imputed interest			53,657				53,657
Intrinsic value of beneficial conversion feature of convertible debentures	963,670						963,670
Fair value of warrants issued with convertible debentures	1,262,580						1,262,580
Stock-based compensation	109,228						109,228
Marketable securities adjustment						(130,000)	(130,000)
Net loss for the year					(3,571,183)		(3,571,183)
Balance at Feb. 28, 2007	12,074,037	37,677	348,852	(7,524,145)	(5,133,395)	(138,000)	(334,974)
Balance, shares at Feb. 28, 2007	71,250,099
Common stock issued for cash	615,195	(52,277)					562,918
Common stock issued for cash, shares	2,825,000
Subscriptions received		40,062					40,062
Common stock issued for debt/redemption	1,493,911						1,493,911
Common stock issued for debt, shares	8,378,226
Options exercised	24,020						24,020
Options exercised, shares	212,500
Warrants exercised	94,501	14,600					109,101
Warrants exercised, shares	430,000
Share issue costs	(4,003)						(4,003)
Imputed interest			8,966				8,966
Stock-based compensation	75,042						75,042
Marketable securities adjustment						78,000	78,000
Net loss for the year					(2,260,291)		(2,260,291)
Balance at Feb. 29, 2008	14,372,703	40,062	357,818	(7,524,145)	(7,393,686)	(60,000)	(207,248)
Balance, shares at Feb. 29, 2008	83,095,825
Common stock issued for cash	507,867	(40,062)					467,805
Common stock issued for cash, shares	4,555,000
Share issue costs	(35,459)						(35,459)
Imputed interest			26,143				26,143
Fair value of warrants issued with convertible debentures	205,975						205,975
Unrealized holding loss on available-for-sale investment						(208,000)	(208,000)
Net loss for the year					(536,201)		(536,201)
Balance at Feb. 28, 2009	15,051,086		383,961	(7,524,145)	(7,929,887)	(268,000)	(286,985)
Balance, shares at Feb. 28, 2009	87,650,825
Cumulative effect related to the adoption of ASC 815-40	(1,568,889)				1,024,134		(544,755)
Common stock issued for cash	85,277						85,277
Common stock issued for cash, shares	5,000,000
Transfer derivative liabilities for warrants issued and extended in the year	(283,191)						(283,191)
Imputed interest			39,069				39,069
Fair value of warrants issued with convertible debentures	122,235						122,235
Stock-based compensation	790						790
Realized loss reallocated on disposal of investments						60,403	60,403
Marketable securities adjustment						130,910	130,910
Net loss for the year					(65,985)		(65,985)
Balance at Feb. 28, 2010	13,407,308		423,030	(7,524,145)	(6,971,738)	(76,687)	(742,232)
Balance, shares at Feb. 28, 2010	92,650,825
Common stock issued for cash	165,828						165,828
Common stock issued for cash, shares	5,243,000
Transfer derivative liabilities for warrants issued and extended in the year	(93,495)						(93,495)
Imputed interest			55,536				55,536
Fair value of warrants issued with convertible debentures	93,495						93,495
Stock-based compensation	505						505
Realized loss reallocated on disposal of investments						30,900	30,900
Marketable securities adjustment						45,787	45,787
Net loss for the year					(36,594)		(36,594)
Balance at Feb. 28, 2011	13,573,641		478,566	(7,524,145)	(7,008,332)		(480,270)
Balance, shares at Feb. 28, 2011	97,893,825						97,893,825
Common stock issued for services
Common stock issued for settlement of rent obligation
Common stock issued for cash	52,253						52,253
Common stock issued for cash, shares	1,700,000
Transfer derivative liabilities for warrants issued and extended in the year	(30,747)						(30,747)
Imputed interest			55,944				55,944
Fair value of warrants issued with convertible debentures	30,747						30,747
Stock-based compensation	4,058						4,058
Realized loss reallocated on disposal of investments
Net loss for the year					(181,841)		(181,841)
Balance at Feb. 29, 2012	13,629,952		534,510	(7,524,145)	(7,190,173)		(549,856)
Balance, shares at Feb. 29, 2012	99,593,825
Common stock issued for services
Common stock issued for services, shares
Common stock issued for settlement of rent obligation
Imputed interest			56,664				56,664
Stock-based compensation	1,695						1,695
Unrealized holding loss on available-for-sale investment						(4,015)	(4,015)
Net loss for the year					5,658		5,658
Balance at Feb. 28, 2013	13,631,647		591,174	(7,524,145)	(7,184,515)	(4,015)	(489,854)
Balance, shares at Feb. 28, 2013	99,593,825

Nature and Continuance of Operations	12 Months Ended
Feb. 28, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature and Continuance of Operations

1.	Nature and Continuance of Operations

Linux Gold Corp. (the “Company”) was incorporated on 27 February 1979 in Canada under the British Columbia Company Act and was extra-provincially registered in the Province of Alberta on 12 October 1995. The Company’s stock trades on the Over the Counter Bulletin Board in the United States under the symbol “LNXGF”.

On 20 February 2003, the shareholders approved a change of name to Linux Gold Corp. and increased the authorized share capital to 200,000,000 common shares without par value. The Company had been previously pursuing various business opportunities and, effective 1 March 2003, the Company changed its principal operations to mineral exploration. Accordingly, as of 1 March 2003, the Company is considered to be an exploration stage company.

The Company’s consolidated financial statements as at February 28, 2013 and for the year then ended have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company has a net income of $5,658 for the year ended February 28, 2013 (2012 – net loss $181,841) and has a working capital deficit of $493,019 at February 28, 2013 (February 29, 2012 – $553,954).

Management cannot provide assurance that the Company will ultimately achieve profitable operations or become cash flow positive, or raise additional debt and/or equity capital. Management believes that the Company’s capital resources should be adequate to continue operating and maintaining its business strategy. However, if the Company is unable to raise additional capital in the near future, due to the Company’s liquidity problems, management expects that the Company will need to curtail operations, liquidate assets, seek additional capital on less favorable terms and/or pursue other remedial measures. These consolidated financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

At February 28, 2013, the Company has suffered losses from exploration stage activities to date. Although management is currently seeking additional sources of equity or debt financing, there is no assurance these activities will be successful. These factors raise substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Significant Accounting Policies	12 Months Ended
Feb. 28, 2013
Accounting Policies [Abstract]
Significant Accounting Policies

2.	Significant Accounting Policies

Basis of accounting

These consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are presented in Canadian dollars. The accompanying financial statements have been prepared in accordance with the FASB Accounting Standards Codification (“ASC”) 915 “Development-Stage Entities”. A development-stage enterprise is one in which planned principle operations have not commenced or if its operations have commenced, there has been no significant revenue there from. Development-stage companies report cumulative loss from the inception of its development stage activities.

Principles of consolidation

These consolidated financial statements include the accounts of the Company and its inactive wholly-owned subsidiary LinuxWizardry Inc., a United States corporation. All significant inter-company balances and transactions have been eliminated.

Foreign currency translation

The Company’s functional and reporting currency is the Canadian dollar. The consolidated financial statements of the Company are translated to Canadian dollars in accordance with FASB ASC 830 “Foreign Currency Matters”. Foreign currency transactions are primarily undertaken in U.S. dollars. Monetary assets and liabilities denominated in U.S. dollars are translated using the exchange rate prevailing at the balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States necessarily requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of expenses during the reporting period. Actual results could differ from those estimates.

Basic and diluted net loss per share

The Company computes net loss per share in accordance with FASB ASC 260, “Earnings per Share”, which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all potentially dilutive common shares outstanding during the period using the treasury stock method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all potentially dilutive shares if their effect is anti-dilutive.

Stock-based compensation

The Company records stock-based compensation in accordance with FASB ASC 718 “Compensation – Stock Compensation” which establishes accounting for stock-based payment transactions for employee services and goods and services received from non-employees.

The Company uses the fair-value based method to account for all stock-based payments to employees and non-employees granted by measuring the compensation cost of the stock-based payments using the Black-Scholes option-pricing model. Stock options which vest immediately are recorded at the date of grant. Stock options that vest over time are recorded over the vesting period using the straight line method. Stock options issued to outside consultants that vest over time are valued at the grant date and subsequently re-valued on each vesting date. The fair value of the stock-based compensation is recorded as a charge to net earnings based on the vesting period with a credit to contributed surplus. Upon exercise of the stock options, consideration paid by the option holder, together with the amount previously recognized in contributed surplus, is recorded as an increase to share capital. In calculating compensation to be recognized for employees, it is required to estimate forfeitures while, in general, estimated forfeitures for non-employees equal to the entire term of options.

Cash and cash equivalents

The Company considers all highly liquid investments with a maturity of three months or less at the time of issuance to be cash equivalents.

Marketable securities

The Company reports investments and marketable equity securities at fair value based on quoted market prices. All investment securities are designated as available-for-sale with unrealized gains and losses included in stockholders’ equity. Unrealized losses that are other than temporary are recognized in earnings. Realized gains and losses are accounted for on the specific identification method.

Mineral exploration expenditures

The Company is primarily engaged in the acquisition, exploration and development of mineral properties.

Mineral property acquisition costs are capitalized when management has determined that probable future benefits consisting of a contribution to future cash inflows have been identified and adequate financial resources are available or are expected to be available as required to meet the terms of property acquisition and budgeted exploration and development expenditures. Mineral property acquisition costs are expensed as incurred if the criteria for capitalization are not met. In the event that mineral property acquisition costs are paid with Company shares, those shares are recorded at the estimated fair value at the time the shares are due in accordance with the terms of the property agreements.

Mineral property exploration costs are expensed as incurred.

When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property are capitalized.

As of the date of these consolidated financial statements, the Company has incurred only exploration costs which have been expensed.

To date the Company has not established any proven or probable reserves on its mineral properties.

Long-lived assets

Long-lived assets, including property and equipment and the carrying value of intangible assets are reviewed on a regular basis for the existence of facts or circumstances that may suggest impairment. The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value.

Comprehensive loss

FASB ASC 220, “Comprehensive Income”, establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at 28 February 2013 and 29 February 2012, the Company’s only component of other comprehensive loss was unrealized holding gains and losses on available-for-sale securities.

Property and equipment

Property and equipment consists of office furniture and vehicle, which are recorded at cost. Office furniture is amortized on a declining-balance basis at 20% per annum and the vehicle is amortized on a declining-balance basis at 30% per annum.

Financial instruments

Interest Rate Risk

The Company has interest-bearing debt with imputed interest rate at 15% with related parties (Notes 7). It is management’s opinion that the Company is not exposed to significant interest rate risk arising from these financial instruments.

Credit Risk

The Company’s financial asset that is exposed to credit risk consists primarily of cash and investment. To manage the risk, cash is placed with major financial institutions. All transactions executed by the Company in listed securities are settled or paid for upon delivery using approved brokers. The risk of default is considered minimal, as delivery of securities sold is only made once the broker has received payment. Management believes that the credit risk concentration with respect to financial instruments above is remote.

Currency Risk

The Company’s functional and reporting currency is the Canadian dollar. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. Foreign currency transactions are primarily undertaken in U.S. dollars. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Fair value measurement

The Company adopted FASB ASC 820-10-50, “Fair Value Measurements”. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

–	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

–	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instrument.

–	Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

Income taxes

The Financial Accounting Standards Board (FASB) has issued FASB ASC 740-10. FASB ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes. This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more likely than not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements. As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by FASB ASC 740-10.

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry-forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Recent accounting pronouncements

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, an amendment to FASB ASC Topic 220. The update requires disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This ASU is effective prospectively for the Company fiscal years, and interim periods within those years beginning after December 15, 2012. The Company will comply with the disclosure requirements of this ASU for the quarter ending May 31, 2013. The Company does not expect the impact of adopting this ASU to be material to the Company’s financial position, results of operations or cash flows.

Marketable Securities	12 Months Ended
Feb. 28, 2013
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

3.	Marketable Securities

	February 28, 2013		February 29, 2012
	Cost	Fair value	Cost	Fair value
	$	$	$	$

401,500 (29 February 2012 – 401,500) common shares of Teryl Resources Corp.	106,861	24,090	106,861	28,104

During the year ended February 28, 2013 the company had no sale or purchase of common shares of Teryl Resources Corp. During the year ended February 29, 2012 a total of 200,000 shares of Teryl Resources Corp. were sold for total proceeds of $15,421 with total cost of $53,261.

Property and Equipment	12 Months Ended
Feb. 28, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

4.	Property and Equipment

			Net book value
	Cost	Accumulated Amortization	February 28, 2013	February 29, 2012
	$	$	$	$

Office furniture	11,194	8,825	2,369	2,961
Vehicle	15,531	14,735	796	1,137

	26,725	23,560	3,165	4,098

During the year ended February 28, 2013, total additions to property, plant and equipment were $nil (2012 - $nil).

Mineral Properties	12 Months Ended
Feb. 28, 2013
Mineral Industries Disclosures [Abstract]
Mineral Properties

5.	Mineral Properties

Alaska Mineral Properties

Dime Creek Property

The Company has a total of 12 mining claims in Dime Creek, which are located near Nome in the State of Alaska.

Livengood Property

The Company has a total of 13 mining claims located in the Livengood-Tolovana Mining District, Alaska, USA, known as the Livengood Claims.

Fish Creek Property

The Company has a 50% joint lease interest in 30 claims located in the Fairbanks Mining Division, Alaska, USA, known as the Fish Creek Claims. During fiscal 2003, the Company optioned its 50% interest in the lease to Teryl Resources Corp. (“Teryl”), a related company (Note 8). Under the terms of the agreement, Teryl issued 200,000 common shares to the Company at a fair value of $80,000 and must expend $500,000 over three years.

The Company retained a 5% net royalty interest, until US$2,000,000 has been received, and may convert into a 25% working interest. The Company entered into an amending agreement with Teryl to extend the term of the original agreement until 7 March 2007, in which Teryl issued 100,000 common shares to the Company, and also agreed to expend a minimum of US$500,000 within two years from the date of that amending agreement. All other terms of the original agreement remain the same. During March, 2011, the Company entered into a further agreement with Teryl to extend the term of the original agreement until 5 March 2012. On December 1, 2011 the Company and Teryl further amended the agreement to include the following terms:

–	Teryl applies $75,000 owed by the Company to Teryl towards the above stated minimum exploration budget of US$500,000;

–	Teryl has an option to pay the expenditures for the Fish Creek property in cash in lieu of the exploration costs to the Company; and

–	The term of the agreement is extended to March 5, 2013.

Teryl exercised its option to pay the expenditures in cash in lieu of the exploration costs to the Company. As a result, $75,000 advanced to the Company by Teryl was applied as a recovery of exploration costs for the year ended February 29, 2012.

During the year ended February 28, 2013, Teryl elected to apply an additional balance owed by the Company of $ 7,517 and cash payment of $134,000 to the Company in lieu of exploration expenditures on the Fish Creek Property. Cash proceeds from Teryl in lieu of exploration expenditures are recorded as recovery of exploration costs.

As at February 28, 2013, Teryl expended a total of $409,127 of the minimum exploration budget of $500,000 on exploration on Fish Creek property and cash payments made in lieu of exploration.

Refer to Note 14 for subsequent event note.

Trout Claims

On January 27, 2010 the Company entered into a mining agreement with the 100% owner (the “Owner”) of eleven mining claims named Trout Claims located in the Fairbanks Recording District, Alaska, for an option to execute a five year lease. In accordance with the mining agreement, upon payment of US$7,500 (paid) to the Owner the Company obtained the option to execute the five year lease. The terms of the lease option are as follows:

–	Initial non-refundable payment of US$1,500 at signing of the lease agreement (paid);

–	Annual work commitment of US$10,000 (paid for 2011);

–	Consideration to the Owner on August 1 of each of the five calendar years:

	●	2011: Cash payment of US$5,000 (paid)

	●	2012: Cash payment of US$10,000 ($5,000 paid)

	●	2013: Cash payment of US$15,000 and issuance of 10,000 common shares of the Company

	●	2014: Cash payment of US$15,000 and issuance of 50,000 common shares of the Company

	●	2015: Cash payment of US$500,000 and issuance of the Company’s common shares valued at US$500,000 to a maximum of one million shares and granting of 4% Net Smelter Return to the Owner in exchange for 100% ownership in Trout Claims

During the year ended February 28, 2013, Trout Claims Lease Option Agreement was terminated.

Coho Claims

On January 27, 2010 the Company entered into a mining agreement with the 100% owner (the “Owner”) of ten mining claims named Coho Claims located in the Fairbanks Recording District, Alaska, for an option to execute a five year lease. In accordance with the mining agreement, upon payment of US$7,500 (paid) to the Owner the Company obtained the option to execute the five year lease. The terms of the lease option are as follows:

–	Initial non-refundable payment of US$1,500 at signing of the lease agreement (paid);

–	Annual work commitment of US$10,000;

–	Consideration to the Owner on August 1 of each of the five years:

	●	2011: Cash payment of US$5,000 (not paid)

	●	2012: Cash payment of US$10,000

	●	2013: Cash payment of US$15,000 and issuance of 10,000 common shares of the Company

	●	2014: Cash payment of US$15,000 and issuance of 50,000 common shares of the Company

	●	2015: Cash payment of US$500,000 and issuance of the Company’s common shares valued at US$500,000 to a maximum of one million shares and granting of 4% Net Smelter Return to the Owner in exchange for 100% ownership in Coho Claims

During the year ended February 29, 2012, Coho Claims lease option was terminated.

The following is a summary of mineral property expenditures related to the Alaska Mineral Properties for the years ended February 28, 2013 and February 29, 2012:

	For the Year Ended	For the Year Ended
	February 28, 2013	February 29, 2012
	$	$
Exploration and development costs
Assaying	-	26,853
Geological consulting	-	1,680
Staking and recording fees	12,660	21,577

	12,660	50,110

Recovery of exploration costs	141,354	75,000

Accounts Payable	12 Months Ended
Feb. 28, 2013
Payables and Accruals [Abstract]
Accounts Payable
6.	Accounts Payable
Accounts payable are non-interest bearing, unsecured and have settlement dates within one year.

Due to (from) Related Parties	12 Months Ended
Feb. 28, 2013
Due to Related Parties [Abstract]
Due to (from) Related Parties

7.	Due to (from) Related Parties

Amounts due to related parties are unsecured, non-interest bearing and have no fixed terms of repayment. During the year ended February 28, 2013, imputed interest at 15%, totaling $56,664 (2012 - $55,944) was charged to operations and treated as donated capital (Note 11). As at February 28, 2013, amounts due to related parties consist of advances or repayments to the President, Chief Executive Officer (“CEO”) and shareholder of the Company and/or companies controlled by the President, CEO and shareholder of the Company.

	February 29, 2012	Advances (Repayment)	February 28, 2013
	$	$	$

Reg Technologies Inc.	1,317	(2,557)	(1,240)
Minewest Silver and Gold Inc.	1,189	(1,189)	-
IAS Energy Group	-	3,371	3,371
JGR Petroleum, Inc.	116,977	-	116,977
John Robertson	28,110	381	28,491
KLR Petroleum Ltd.	129,552	(80,644)	48,908
SMR Investments Ltd.	111,450	30,000	141,450
Teryl Resources Corp.	7,517	(7,517)	-

	396,112	(58,155)	337,957

Related Party Transactions	12 Months Ended
Feb. 28, 2013
Related Party Transactions [Abstract]
Related Party Transactions

8.	Related Party Transactions

Pursuant to a management services agreement, during the year ended February 28, 2013 the Company paid or accrued management fees of $30,000 (2012 - $30,000) to a company of which the President of the Company is a director. At February 28, 2013, the Company had an outstanding balance of $141,450 (2012 - $111,450) owed to this related party.

During the year ended February 28, 2013, the Company paid consulting fees of $855 (2012 - $13,666) to a company where the President of the Company is a director.

The Company had certain mineral property transactions and a joint venture agreement with related parties (Note 5).

Related party transactions incurred during the normal course of the Company’s operations and are measured at the exchange amount, which is the amount agreed between the related parties.

Capital Stock	12 Months Ended
Feb. 28, 2013
Equity [Abstract]
Capital Stock

9.	Capital Stock

Authorized

The Company’s authorized capital is 200,000,000 common shares without par value.

Issued and outstanding

The total issued and outstanding capital stock is 99,593,825 common shares without par value.

On January 24, 2012 the Company issued 1,700,000 units pursuant to a private placement at a price of US$0.05 per unit for gross proceeds of $85,000 (US$85,000). Each unit consists of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one share at an exercise price of US$0.10 per share for a one year term expiring from the date of closing. The Company allocated $54,253 to the common shares and $30,747 to the share purchase warrants based on the relative fair values.

Warrants

The following is a summary of the Company’s warrant activities during the year ended February 28, 2013:

		Weighted
	Number of	average
	warrants	exercise price
		US$

Outstanding and exercisable at February 28, 2011	22,643,000	0.16
Issued	1,700,000	0.10
Expired	(22,643,000)	0.16
Outstanding and exercisable at February 29, 2012	1,700,000	0.10
Expired	(1,700,000)	0.10
Outstanding and exercisable at February 28, 2013	1,700,000	0.10

As at February 28, 2013 the Company had no warrants outstanding, and did not issue any warrants during the year ended February 28, 2013.

The weighted average fair value of warrants issued during the year ended February 29, 2012 was $0.017 per warrant. The fair value of each warrant granted was determined using the Black-Scholes warrant pricing model using the following weighted average assumptions: risk free interest rate of 0.99%, expected life of 1 year, annualized volatility of 226% and expected dividend of 0%.

Stock Options

The Company has a stock option plan to issue up to 10% of the issued common shares to certain directors and employees. All options granted under the plan vest upon the following exercise schedule:

i)	Up to 25% of the options may be exercised at any time during the term of the option (the “First Exercise”);

ii)	The second 25% of the options may be exercised at any time after 90 days from the date of the First Exercise (the “Second Exercise”);

iii)	The third 25% of the options may be exercised at any time after 90 days from the date of the Second Exercise (the “Third Exercise”); and

iv)	The fourth and final 25% of the options may be exercised at any time after 90 days from the date of the Third Exercise.

As the Company believes that it is not probable that any options would vest except the first 25% of the options that vested immediately upon a date of grant, the fair value of the first 25% of the options that vested were charged to the consolidated statements of operations and comprehensive loss.

During the year ended February 28, 2013, the Company recorded stock-based compensation of $1,695 (2012 - $4,508) for options vested and re-priced options.

On April 14, 2011 the Company granted to two directors and an officer of the Company a total of 400,000 stock options exercisable into the Company’s common shares at a price of $0.10 per share for five years expiring April 14, 2016.

On May 15, 2012, the Company re-priced 2,025,000 outstanding options with initial exercise prices between $0.10 and $0.31 to the exercise price of $0.05 per share.

On May 15, 2012, the Company granted to an employee of the Company 25,000 options exercisable into the Company’s common shares at a price of $0.05 for five years expiring May 15, 2017.

The following stock options were outstanding and exercisable at February 28, 2013:

	Exercise	Number of	Number of	Remaining
	price	options	options	contractual
Expiry date	US$	outstanding	exercisable	life (years)
April 22, 2014	0.05	25,000	6,250	1.15
April 19, 2015	0.05	50,000	12,500	2.14
April 14, 2016	0.05	250,000	62,500	3.13
May 15, 2017	0.05	25,000	6,250	4.21
		350,000	87,500	2.92

The following is a summary of the Company’s stock option activities during the year ended February 28, 2013:

		Weighted
	Number of	average
	options	exercise price
		US$

Outstanding at February 28, 2011	$3,250,000	$0.22
Granted	400,000	0.10
Expired/forfeited	(1,625,000)	0.34

Outstanding at February 29, 2012	2,025,000	0.10
Re-priced	(2,025,000)	0.10
Re-priced	2,025,000	0.05
Expired/forfeited without exercised	(1,700,000)	0.05
Granted	25,000	0.05

Outstanding at February 28, 2013	350,000	0.05
Exercisable at February 28, 2013	87,500	0.05

Weighted average fair value of stock options granted during the period		0.05

The fair value of each option granted was estimated on the date of the grant or modification using the Black-Scholes pricing model with the following assumptions:

	For the	For the
	Year ended	Year ended
	February 28, 2013	February 29, 2012

Risk free interest rate	1.10 – 1.46%	2.84%
Expected life	0.48 – 5 years	5 years
Annualized volatility	173.18 – 239.63%	138.96%
Expected dividends	-	-

Option pricing models require the input of highly subjective assumptions including the expected price volatility. Changes in the subjective input assumptions can materially affect the fair value estimate, and therefore the existing models do not necessarily provide a reliable single measure of the fair value of the Company’s stock options.

Commitments	12 Months Ended
Feb. 28, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments

10.	Commitments

On September 17, 2009 the Company entered into an office rent agreement for the period from November 1, 2009 to October 31, 2010 at monthly rate of $3,355. The Company shares the office space and rent fees equally with two related parties. The agreement was renewed for one year at $3,690 per month for the duration of November 1, 2010 to October 31, 2011 and further extended to October 31, 2012 at $1,970 per month. The office rent agreement was not renewed and terminated on October 31, 2012.

Supplemental Disclosures With Respect to Cash Flows	12 Months Ended
Feb. 28, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures With Respect to Cash Flows

11.	Supplemental Disclosures With Respect to Cash Flows

Cumulative from
	inception of exploration	For the	For the
	stage on March 1, 2003	Year ended	Year ended
	to February 28, 2013	February 28, 2013	February 29, 2012
	$	$	$

Cash paid during the period for interest	-	-	-
Cash paid during the period for income taxes	-	-	-

During the year ended February 28, 2013, imputed interest at 15% per annum totalling $56,664 (2012 - $55,944) on amounts due to related parties was charged to operations and treated as donated capital (Note 7).

Income Taxes	12 Months Ended
Feb. 28, 2013
Income Tax Disclosure [Abstract]
Income Taxes

12.	Income Taxes

Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings before income taxes. These differences result from the following items:

	2013	2012
	$	$

Loss before income taxes	5,658	(181,841)
Canadian federal and provincial income tax rates	25%	26%

Income tax recovery based on the above rates	1,414	(47,278)

Increase due to:
Non-deductible and deductible items	10,306	(163,815)
Change in valuation allowance	(11,720)	203,854
Change in statutory tax rates	-	7,239

Income tax recovery	-	-

The components of future income taxes are as follows:

	2013	2012
	$	$

Future income tax assets

Non-capital losses	$1,151,835	$1,129,251
Mineral property costs	488,493	520,533
Property and equipment	3,099	2,866
Marketable securities and other	15,727	18,224

Total future income tax assets	1,659,154	1,670,874
Valuation allowance	(1,659,154)	(1,670,874)

Net future income tax assets	-	-

The Company has non-capital loss carry-forwards of approximately $4,607,338 that may be available for tax purposes. The loss carry-forwards are all in respect of Canadian operations and expire as follows:

$

2015	398,612
2026	402,360
2027	1,036,715
2028	417,682
2029	472,218
2030	392,771
2031	1,151,052
2032	235,235
2033	100,693

4,607,338

Additionally, the Company has approximately $1,953,973 of development expenses and exploration expenditures as at February 28, 2013 which, under certain circumstances, may be utilized to reduce taxable income of future years. The Company also has approximately $37,810 of capital losses that may be carried forward and applied against future capital gains. The potential income tax benefits of these losses have been offset by a full valuation allowance.

Derivative Liabilities	12 Months Ended
Feb. 28, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

13.	Derivative Liabilities

Derivative liabilities consist of warrants that were originally issued in private placements that have exercise prices denominated in United States dollars, which differs from the Company’s functional currency (Canadian dollars) (Note 9 and 15). The fair value of these warrants as at February 28, 2013 was $nil (2012 - $29,637) after their expiration during the current year. The fair value of warrants as at February 29, 2012 was determined using the Black-Scholes warrant pricing model using the following weighted average assumptions: risk free interest rate of 1.12%, expected life of 0.90, volatility of 245.12% and expected dividend of 0%.

Subsequent Events	12 Months Ended
Feb. 28, 2013
Subsequent Events [Abstract]
Subsequent Events

14.	Subsequent Events

Teryl made cash payments of $90,873 to the Company in lieu of exploration expenditures on the Fish Creek Property (Note 5). Effective March 6, 2013 Teryl acquired the 50% working interest in the Fish Creek property from the Company pursuant to an agreement disclosed in Note 5. The Company will retain a 5% net royalty up to $2,000,000. Teryl has the right to purchase the 5% net royalty, for consideration of $500,000 from the Company within one year of production.

Effective April 5, 2013 the Company signed a teaming agreement to produce gold from a placer mining technology with a 45 day option for consideration of US$1,000 which was subsequently extended to July 15, 2013. The teaming agreement is earned by the Company funding the gold extraction technology for total cost of US$32,000.

Significant Accounting Policies (Policies)	12 Months Ended
Feb. 28, 2013
Accounting Policies [Abstract]
Basis of Accounting

Basis of accounting

These consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are presented in Canadian dollars. The accompanying financial statements have been prepared in accordance with the FASB Accounting Standards Codification (“ASC”) 915 “Development-Stage Entities”. A development-stage enterprise is one in which planned principle operations have not commenced or if its operations have commenced, there has been no significant revenue there from. Development-stage companies report cumulative loss from the inception of its development stage activities.

Principles of Consolidation

Principles of consolidation

These consolidated financial statements include the accounts of the Company and its inactive wholly-owned subsidiary LinuxWizardry Inc., a United States corporation. All significant inter-company balances and transactions have been eliminated.

Foreign Currency Translation

Foreign currency translation

The Company’s functional and reporting currency is the Canadian dollar. The consolidated financial statements of the Company are translated to Canadian dollars in accordance with FASB ASC 830 “Foreign Currency Matters”. Foreign currency transactions are primarily undertaken in U.S. dollars. Monetary assets and liabilities denominated in U.S. dollars are translated using the exchange rate prevailing at the balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States necessarily requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of expenses during the reporting period. Actual results could differ from those estimates.

Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share

The Company computes net loss per share in accordance with FASB ASC 260, “Earnings per Share”, which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all potentially dilutive common shares outstanding during the period using the treasury stock method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all potentially dilutive shares if their effect is anti-dilutive.

Stock-Based Compensation

Stock-based compensation

The Company records stock-based compensation in accordance with FASB ASC 718 “Compensation – Stock Compensation” which establishes accounting for stock-based payment transactions for employee services and goods and services received from non-employees.

The Company uses the fair-value based method to account for all stock-based payments to employees and non-employees granted by measuring the compensation cost of the stock-based payments using the Black-Scholes option-pricing model. Stock options which vest immediately are recorded at the date of grant. Stock options that vest over time are recorded over the vesting period using the straight line method. Stock options issued to outside consultants that vest over time are valued at the grant date and subsequently re-valued on each vesting date. The fair value of the stock-based compensation is recorded as a charge to net earnings based on the vesting period with a credit to contributed surplus. Upon exercise of the stock options, consideration paid by the option holder, together with the amount previously recognized in contributed surplus, is recorded as an increase to share capital. In calculating compensation to be recognized for employees, it is required to estimate forfeitures while, in general, estimated forfeitures for non-employees equal to the entire term of options.

Cash and Cash Equivalents	Cash and cash equivalents The Company considers all highly liquid investments with a maturity of three months or less at the time of issuance to be cash equivalents.
Marketable Securities

Marketable securities

The Company reports investments and marketable equity securities at fair value based on quoted market prices. All investment securities are designated as available-for-sale with unrealized gains and losses included in stockholders’ equity. Unrealized losses that are other than temporary are recognized in earnings. Realized gains and losses are accounted for on the specific identification method.

Mineral Exploration Expenditures

Mineral exploration expenditures

The Company is primarily engaged in the acquisition, exploration and development of mineral properties.

Mineral property acquisition costs are capitalized when management has determined that probable future benefits consisting of a contribution to future cash inflows have been identified and adequate financial resources are available or are expected to be available as required to meet the terms of property acquisition and budgeted exploration and development expenditures. Mineral property acquisition costs are expensed as incurred if the criteria for capitalization are not met. In the event that mineral property acquisition costs are paid with Company shares, those shares are recorded at the estimated fair value at the time the shares are due in accordance with the terms of the property agreements.

Mineral property exploration costs are expensed as incurred.

When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property are capitalized.

As of the date of these consolidated financial statements, the Company has incurred only exploration costs which have been expensed.

To date the Company has not established any proven or probable reserves on its mineral properties.

Long-Lived Assets

Long-lived assets

Long-lived assets, including property and equipment and the carrying value of intangible assets are reviewed on a regular basis for the existence of facts or circumstances that may suggest impairment. The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value.

Comprehensive Loss

Comprehensive loss

FASB ASC 220, “Comprehensive Income”, establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at 28 February 2013 and 29 February 2012, the Company’s only component of other comprehensive loss was unrealized holding gains and losses on available-for-sale securities.

Property and Equipment

Property and equipment

Property and equipment consists of office furniture and vehicle, which are recorded at cost. Office furniture is amortized on a declining-balance basis at 20% per annum and the vehicle is amortized on a declining-balance basis at 30% per annum.

Financial Instruments

Financial instruments

Interest Rate Risk

The Company has interest-bearing debt with imputed interest rate at 15% with related parties (Notes 7). It is management’s opinion that the Company is not exposed to significant interest rate risk arising from these financial instruments.

Credit Risk

The Company’s financial asset that is exposed to credit risk consists primarily of cash and investment. To manage the risk, cash is placed with major financial institutions. All transactions executed by the Company in listed securities are settled or paid for upon delivery using approved brokers. The risk of default is considered minimal, as delivery of securities sold is only made once the broker has received payment. Management believes that the credit risk concentration with respect to financial instruments above is remote.

Currency Risk

The Company’s functional and reporting currency is the Canadian dollar. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. Foreign currency transactions are primarily undertaken in U.S. dollars. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Fair Value Measurement

Fair value measurement

The Company adopted FASB ASC 820-10-50, “Fair Value Measurements”. This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

–	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

–	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instrument.

–	Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

Income Taxes

Income taxes

The Financial Accounting Standards Board (FASB) has issued FASB ASC 740-10. FASB ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes. This standard requires a company to determine whether it is more likely than not that a tax position will be sustained upon examination based upon the technical merits of the position. If the more likely than not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements. As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by FASB ASC 740-10.

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry-forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Recent Accounting Pronouncements

Recent accounting pronouncements

In February 2013, the FASB issued Accounting Standards Update (“ASU”) 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, an amendment to FASB ASC Topic 220. The update requires disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This ASU is effective prospectively for the Company fiscal years, and interim periods within those years beginning after December 15, 2012. The Company will comply with the disclosure requirements of this ASU for the quarter ending May 31, 2013. The Company does not expect the impact of adopting this ASU to be material to the Company’s financial position, results of operations or cash flows.

Marketable Securities (Tables)	12 Months Ended
Feb. 28, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
	February 28, 2013		February 29, 2012
	Cost	Fair value	Cost	Fair value
	$	$	$	$

401,500 (29 February 2012 – 401,500) common shares of Teryl Resources Corp.	106,861	24,090	106,861	28,104

Property and Equipment (Tables)	12 Months Ended
Feb. 28, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
			Net book value
	Cost	Accumulated Amortization	February 28, 2013	February 29, 2012
	$	$	$	$

Office furniture	11,194	8,825	2,369	2,961
Vehicle	15,531	14,735	796	1,137

	26,725	23,560	3,165	4,098

Mineral Properties (Tables)	12 Months Ended
Feb. 28, 2013
Mineral Industries Disclosures [Abstract]
Summary of Mineral Property Expenditures

The following is a summary of mineral property expenditures related to the Alaska Mineral Properties for the years ended February 28, 2013 and February 29, 2012:

	For the Year Ended	For the Year Ended
	February 28, 2013	February 29, 2012
	$	$
Exploration and development costs
Assaying	-	26,853
Geological consulting	-	1,680
Staking and recording fees	12,660	21,577

	12,660	50,110

Recovery of exploration costs	141,354	75,000

Due to (from) Related Parties (Tables)	12 Months Ended
Feb. 28, 2013
Due to Related Parties [Abstract]
Schedule of Due to (from) Related Parties

As at February 28, 2013, amounts due to related parties consist of advances or repayments to the President, Chief Executive Officer (“CEO”) and shareholder of the Company and/or companies controlled by the President, CEO and shareholder of the Company.

	February 29, 2012	Advances (Repayment)	February 28, 2013
	$	$	$

Reg Technologies Inc.	1,317	(2,557)	(1,240)
Minewest Silver and Gold Inc.	1,189	(1,189)	-
IAS Energy Group	-	3,371	3,371
JGR Petroleum, Inc.	116,977	-	116,977
John Robertson	28,110	381	28,491
KLR Petroleum Ltd.	129,552	(80,644)	48,908
SMR Investments Ltd.	111,450	30,000	141,450
Teryl Resources Corp.	7,517	(7,517)	-

	396,112	(58,155)	337,957

Capital Stock (Tables)	12 Months Ended
Feb. 28, 2013
Equity [Abstract]
Schedule of Warrants activities

The following is a summary of the Company’s warrant activities during the year ended February 28, 2013:

		Weighted
	Number of	average
	warrants	exercise price
		US$

Outstanding and exercisable at February 28, 2011	22,643,000	0.16
Issued	1,700,000	0.10
Expired	(22,643,000)	0.16
Outstanding and exercisable at February 29, 2012	1,700,000	0.10
Expired	(1,700,000)	0.10
Outstanding and exercisable at February 28, 2013	1,700,000	0.10

Schedule of Stock Options Outstanding and Exercisable

The following stock options were outstanding and exercisable at February 28, 2013:

	Exercise	Number of	Number of	Remaining
	price	options	options	contractual
Expiry date	US$	outstanding	exercisable	life (years)
April 22, 2014	0.05	25,000	6,250	1.15
April 19, 2015	0.05	50,000	12,500	2.14
April 14, 2016	0.05	250,000	62,500	3.13
May 15, 2017	0.05	25,000	6,250	4.21
		350,000	87,500	2.92

Summary of Stock Option Activities

The following is a summary of the Company’s stock option activities during the year ended February 28, 2013:

		Weighted
	Number of	average
	options	exercise price
		US$

Outstanding at February 28, 2011	$3,250,000	$0.22
Granted	400,000	0.10
Expired/forfeited	(1,625,000)	0.34

Outstanding at February 29, 2012	2,025,000	0.10
Re-priced	(2,025,000)	0.10
Re-priced	2,025,000	0.05
Expired/forfeited without exercised	(1,700,000)	0.05
Granted	25,000	0.05

Outstanding at February 28, 2013	350,000	0.05
Exercisable at February 28, 2013	87,500	0.05

Weighted average fair value of stock options granted during the period		0.05

Schedule of Fair Value of Granted Options Estimated Using Block-Scholes Pricing Model

The fair value of each option granted was estimated on the date of the grant or modification using the Black-Scholes pricing model with the following assumptions:

	For the	For the
	Year ended	Year ended
	February 28, 2013	February 29, 2012

Risk free interest rate	1.10 – 1.46%	2.84%
Expected life	0.48 – 5 years	5 years
Annualized volatility	173.18 – 239.63%	138.96%
Expected dividends	-	-

Supplemental Disclosures With Respect to Cash Flows (Tables)	12 Months Ended
Feb. 28, 2013
Supplemental Disclosures With Respect To Cash Flows Tables
Schedule of Supplemental Disclosures with Respect to Cash Flows
Cumulative from
	inception of exploration	For the	For the
	stage on March 1, 2003	Year ended	Year ended
	to February 28, 2013	February 28, 2013	February 29, 2012
	$	$	$

Cash paid during the period for interest	-	-	-
Cash paid during the period for income taxes	-	-	-

Income Taxes (Tables)	12 Months Ended
Feb. 28, 2013
Income Taxes Tables
Schedule of Canadian Federal and Provincial Income Tax Rates to Earning Before Income Taxes

Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings before income taxes. These differences result from the following items:

	2013	2012
	$	$

Loss before income taxes	5,658	(181,841)
Canadian federal and provincial income tax rates	25%	26%

Income tax recovery based on the above rates	1,414	(47,278)

Increase due to:
Non-deductible and deductible items	10,306	(163,815)
Change in valuation allowance	(11,720)	203,854
Change in statutory tax rates	-	7,239

Income tax recovery	-	-

Schedule of Components of Future Income Taxes

The components of future income taxes are as follows:

	2013	2012
	$	$

Future income tax assets

Non-capital losses	$1,151,835	$1,129,251
Mineral property costs	488,493	520,533
Property and equipment	3,099	2,866
Marketable securities and other	15,727	18,224

Total future income tax assets	1,659,154	1,670,874
Valuation allowance	(1,659,154)	(1,670,874)

Net future income tax assets	-	-

Schedule of Loss Carry-forward

The Company has non-capital loss carry-forwards of approximately $4,607,338 that may be available for tax purposes. The loss carry-forwards are all in respect of Canadian operations and expire as follows:

$

2015	398,612
2026	402,360
2027	1,036,715
2028	417,682
2029	472,218
2030	392,771
2031	1,151,052
2032	235,235
2033	100,693

4,607,338

Nature and Continuance of Operations (Details Narrative) (CAD)	12 Months Ended										120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010	Feb. 28, 2009	Feb. 29, 2008	Feb. 28, 2007	Feb. 28, 2006	Feb. 28, 2005	Feb. 29, 2004	Feb. 28, 2013	Feb. 20, 2003
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Capital stock, shares authorized	200,000,000	200,000,000									200,000,000	200,000,000
Net income (loss) for the period	5,658	(181,841)	(36,594)	(65,985)	(536,201)	(2,260,291)	(3,571,183)	(810,105)	(748,369)	(3,738)	(7,184,515)
Working capital	493,019	553,954

Significant Accounting Policies (Details Narrative)	Feb. 28, 2013
Debt instrumen interest rate	15.00%
Office Furniture [Member]
Amortized property declining - balance basis	20.00%
Vehicles [Member]
Amortized property declining - balance basis	30.00%

Marketable Securities (Details Narrative) (CAD)	12 Months Ended			120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013
Proceed from issuance of common stock		85,000	267,810	4,006,971
Teryl Resources Corp. [Member]
Common stock purchase or sold, shares		200,000
Proceed from issuance of common stock		15,421
Common stock issuance cost		53,261

Marketable Securities - Schedule of Marketable Securities (Details) (CAD)	Feb. 28, 2013	Feb. 29, 2012
Marketable securities fair value	24,090	28,104
Common stock shares	99,593,825	99,593,825
Teryl Resources Corp. [Member]
Marketable securities cost	106,861	106,861
Marketable securities fair value	24,090	28,104
Common stock shares	401,500	401,500

Property and Equipment (Details Narrative) (CAD)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Property, Plant and Equipment [Abstract]
Property, plant and equipment additions

Property and Equipment - Schedule of Property and Equipment (Details) (CAD)	Feb. 28, 2013	Feb. 29, 2012
Property, plant and equipment cost	26,725
Property, plant and equipment Accumulated Amortization	23,560
Property, plant and equipment	3,165	4,098
Office Furniture [Member]
Property, plant and equipment cost	11,194
Property, plant and equipment Accumulated Amortization	8,825
Property, plant and equipment	2,369	2,961
Vehicles [Member]
Property, plant and equipment cost	15,531
Property, plant and equipment Accumulated Amortization	14,735
Property, plant and equipment	796	1,137

Mineral Properties (Details Narrative)	12 Months Ended			120 Months Ended	0 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended				36 Months Ended		0 Months Ended
	Feb. 28, 2013 CAD	Feb. 29, 2012 CAD	Feb. 28, 2011 CAD	Feb. 28, 2013 CAD	Feb. 29, 2012 Teryl Resources Corp. [Member] CAD	Mar. 07, 2007 Teryl Resources Corp. [Member]	Feb. 28, 2013 Teryl Resources Corp. [Member] CAD	Mar. 07, 2013 Teryl Resources Corp. [Member] USD ($)	Dec. 01, 2011 Teryl Resources Corp. [Member] CAD	Feb. 28, 2003 Teryl Resources Corp. [Member]	Aug. 01, 2011 Trout Claims [Member] 2012 [Member] CAD	Feb. 28, 2013 Dime Creek Property [Member] Integer	Feb. 28, 2013 Livengood Property [Member] Integer	Feb. 28, 2013 Fish Creek Property [Member] USD ($) Integer	Feb. 28, 2013 Fish Creek Property [Member] CAD	Jan. 27, 2010 Trout Claims [Member] USD ($)	Feb. 28, 2011 Trout Claims [Member] USD ($)	Aug. 01, 2011 Trout Claims [Member] 2011 [Member] USD ($)	Aug. 01, 2011 Trout Claims [Member] 2012 [Member] USD ($)	Aug. 01, 2011 Trout Claims [Member] 2013 [Member] USD ($)	Aug. 01, 2011 Trout Claims [Member] 2014 [Member] USD ($)	Aug. 01, 2011 Trout Claims [Member] 2015 [Member] USD ($)	Aug. 01, 2011 Trout Claims [Member] 2015 [Member] CAD	Jan. 27, 2010 Coho Claims [Member] CAD	Aug. 01, 2011 Coho Claims [Member] 2011 [Member] USD ($)	Aug. 01, 2011 Coho Claims [Member] 2012 [Member] USD ($)	Aug. 01, 2011 Coho Claims [Member] 2013 [Member] USD ($)	Aug. 01, 2011 Coho Claims [Member] 2014 [Member] USD ($)	Aug. 01, 2011 Coho Claims [Member] 2015 [Member] USD ($)	Aug. 01, 2011 Coho Claims [Member] 2015 [Member] CAD
Number of mining claims												12	13	30	30
Percentage of ownership interest										50.00%				50.00%	50.00%	100.00%						100.00%	100.00%	100.00%					100.00%	100.00%
Common shares issued in business acquisition						100,000	200,000
Common shares issued value in business acquisition							80,000
Business acquisition transaction expenses							500,000	500,000
Maximum retain net royalty, percentage	5.00%													5.00%	5.00%
Maximum retain net royalty	2,000,000													2,000,000
Percentage of working interest														25.00%	25.00%
Amount owed by the company to Teryl									75,000
Recovery of exploration costs	141,354	75,000		216,354	75,000
Additional balance owed							7,517
Cash payment applied for exploration expenditures							134,000								90,873
Minimum exploration cost															409,127
Payments made to execute the five year lease																7,500								7,500
Initial non-refundable lease payment																1,500								1,500
Annual work commitment																	10,000							10,000
Payment of lease expenses											5,000							5,000	10,000	15,000	15,000	500,000			5,000	10,000	15,000	15,000	500,000
Stock issued during period, shares																				10,000	50,000	1,000,000	1,000,000				10,000	50,000	1,000,000	1,000,000
Stock issued during period																							500,000							500,000
Percentage of net smelter return																						4.00%	4.00%						4.00%	4.00%

Mineral Properties - Summary of Mineral Property Expenditures (CAD)	12 Months Ended			120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013
Mineral Industries Disclosures [Abstract]
Assaying		26,853
Geological consulting		1,680
Staking and recording fees	12,660	21,577
Exploration and development costs	12,660	50,110	54,276	1,983,642
Recovery of exploration costs	141,354	75,000

Due to (from) Related Parties (Details Narrative) (CAD)	12 Months Ended			120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013
Due to Related Parties [Abstract]
Imputed interest rate	15.00%
Imputed interest amount	56,664	55,944	55,536	385,674

Due to (from) Related Parties - Schedule of Due to (from) Related Parties (Details) (CAD)	Feb. 28, 2013	Feb. 29, 2012
Advances (Repayment) related party	(58,155)
Due to related parties	339,197	396,112
Reg Technologies Inc. [Member]
Advances (Repayment) related party	(2,557)
Due to related parties	(1,240)	1,317
Minewest Silver and Gold Inc. [Member]
Advances (Repayment) related party	(1,189)
Due to related parties		1,189
IAS Energy Group [Member]
Advances (Repayment) related party	3,371
Due to related parties	3,371
JGR Petroleum, Inc. [Member]
Advances (Repayment) related party
Due to related parties	116,977	116,977
John Robertson [Member]
Advances (Repayment) related party	381
Due to related parties	28,491	28,110
KLR Petroleum Ltd. [Member]
Advances (Repayment) related party	(80,644)
Due to related parties	48,908	129,552
SMR Investments Ltd. [Member]
Advances (Repayment) related party	30,000
Due to related parties	141,450	111,450
Teryl Resources Corp. [Member]
Advances (Repayment) related party	(7,517)
Due to related parties		7,517

Related Party Transactions (Details Narrative) (CAD)	12 Months Ended			120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013
Related Party Transactions [Abstract]
Management fees paid	30,000	30,000	30,000	304,750
Related party transactions outstanding balance	141,450	111,450		141,450
Consulting fees	855	13,666

Capital Stock (Details Narrative)	0 Months Ended					12 Months Ended										120 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	May 15, 2012 CAD	Jan. 24, 2012 USD ($)	Jan. 24, 2012 USD ($)	Jan. 24, 2012 CAD	Apr. 14, 2011 CAD	Feb. 28, 2013 USD ($)	Feb. 28, 2013 CAD	Feb. 29, 2012 CAD	Feb. 28, 2011 CAD	Feb. 28, 2010 CAD	Feb. 28, 2009 CAD	Feb. 29, 2008 CAD	Feb. 28, 2007 CAD	Feb. 28, 2006 CAD	Feb. 28, 2005 CAD	Feb. 28, 2013 CAD	Feb. 20, 2003	May 15, 2012 Minimum [Member] CAD	Feb. 28, 2013 Minimum [Member]	May 15, 2012 Maximum [Member] CAD	Feb. 28, 2013 Maximum [Member]	Feb. 28, 2013 First Exercise [Member]	Feb. 28, 2013 Second Exercise [Member]	Feb. 28, 2013 Third Exercise [Member]	Feb. 28, 2013 Fourth Exercise [Member]	Feb. 28, 2013 Warrant [Member]	Feb. 29, 2012 Warrant [Member] CAD
Capital stock, shares authorized						200,000,000	200,000,000	200,000,000								200,000,000	200,000,000
Capital stock, shares issued						99,593,825	99,593,825	99,593,825								99,593,825
Capital stock, shares outstanding						99,593,825	99,593,825	99,593,825								99,593,825
Stock issued in pursuant to private placements			1,700,000	1,700,000
Price per unit			$ 0.05
Proceeds from private placements		$ 85,000		85,000
Description of stock issued to pursuant to private placements

Each unit consists of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one share at an exercise price of US$0.10 per share for a one year term expiring from the date of closing

Each unit consists of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one share at an exercise price of US$0.10 per share for a one year term expiring from the date of closing

Fair value of common stock issued				54,253
Fair value of warrants issued				30,747				30,747	93,495	122,235	205,975		1,262,580
Warrants outstanding						0	0									0
Warrants issued						0	0
Weighted average fair value of warrants issued																											0.017
Weighted average assumptions, Risk free interest rate																										1.12%	99.00%
Weighted average assumptions, Expected life								5 years											5 months 23 days		5 years					10 months 24 days	1 year
Weighted average assumptions, Volatility								138.96%											173.18%		239.63%					245.12%	226.00%
Weighted average assumptions, Expected dividend						0.00%	0.00%	0.00%																		0.00%	0.00%
Common stock issued under stock option plan						10.00%	10.00%
Option exercised description																						Up to 25% of the options may be exercised at any time during the term of the option	The second 25% of the options may be exercised at any time after 90 days from the date of the First Exercise	The third 25% of the options may be exercised at any time after 90 days from the date of the Second Exercise	The fourth and final 25% of the options may be exercised at any time after 90 days from the date of the Third Exercise
Percentage of number of stock options exercised during period																						25.00%	25.00%	25.00%	25.00%
Percentage of options not to vest immeadiately after grant						0.25	0.25
Stock-based compensation							1,695	4,058	505	790		75,042	109,228	2,280	82,000	275,598
Number of options granted to two directors and an officer	25,000				400,000	25,000	25,000	400,000
Stock option granted, exercise price	0.05				0.1
Stock option expiry date	May 15, 2017				Apr 14, 2016
Number of options Re-priced	2,025,000					(2,025,000)	(2,025,000)
Stock option initial exercise prices						$ 0.1												0.1		0.31
Stock option exercise price re-priced	0.05					$ 0.05

Capital Stock - Schedule of Warrants activities (Details) (Warrant [Member], USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Warrant [Member]
Number of warrants Outstanding and exercisable Beginning	1,700,000	22,643,000
Number of warrants Issued		1,700,000
Number of warrants Expired	(1,700,000)	(22,643,000)
Number of warrants Outstanding and exercisable Ending	1,700,000	1,700,000
Weighted average exercise price Outstanding and exercisable Beginning	$ 0.1	$ 0.16
Weighted average exercise price Issued		$ 0.1
Weighted average exercise price Expired	$ 0.1	$ 0.16
Weighted average exercise price Outstanding and exercisable Ending	$ 0.1	$ 0.1

Capital Stock - Schedule of Stock Options Outstanding and Exercisable (Details) (USD $)	0 Months Ended		12 Months Ended			13 Months Ended
	May 15, 2012	Apr. 14, 2011	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013 April 22, 2014 [Member]	Feb. 28, 2013 April 19, 2015 [Member]	Feb. 28, 2013 April 14, 2016 [Member]	Feb. 28, 2013 May 15, 2017 [Member]
Expiry date	May 15, 2017	Apr 14, 2016				Apr 22, 2014	Apr 19, 2015	Apr 14, 2016	May 15, 2017
Exercise price			$ 0.05	$ 0.1	$ 0.22	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Number of options outstanding			350,000	2,025,000	3,250,000	25,000	50,000	250,000	25,000
Number of options exercisable			87,500			6,250	12,500	62,500	6,250
Remaining contractual life (years)			2 years 11 months 1 day			1 year 1 month 24 days	2 years 1 month 21 days	3 years 1 month 17 days	4 years 2 months 16 days

Capital Stock - Summary of Stock Option Activities (Details)	0 Months Ended		12 Months Ended
	May 15, 2012 CAD	Apr. 14, 2011	Feb. 28, 2013 USD ($)	Feb. 29, 2012 USD ($)
Equity [Abstract]
Number of options Outstanding Beginning			2,025,000	3,250,000
Number of options Granted	25,000	400,000	25,000	400,000
Number of options Re-priced	2,025,000		(2,025,000)
Number of options Re-priced One			2,025,000
Number of options Expired/forfeited			(1,700,000)	(1,625,000)
Number of options Outstanding Ending			350,000	2,025,000
Number of options Exercisable			87,500
Weighted average exercise price Outstanding Beginning			$ 0.1	$ 0.22
Weighted average exercise price Granted			$ 0.05	$ 0.1
Weighted average exercise price Re-priced			$ 0.1
Weighted average exercise price Re-priced One	0.05		$ 0.05
Weighted average exercise price Expired/forfeited			$ 0.05	$ 0.34
Weighted average exercise price Outstanding Ending			$ 0.05	$ 0.1
Weighted average exercise price Exercisable			$ 0.05
Weighted average fair value of stock options granted during the period			$ 0.05

Capital Stock - Schedule of Fair Value of Granted Options Estimated Using Block-Scholes Pricing Model (Details)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Risk free interest rate minimum	1.10%
Risk-free interest rate maximum	1.46%	2.84%
Expected life		5 years
Annualized volatility		138.96%
Expected dividends	0.00%	0.00%
Minimum [Member]
Expected life	5 months 23 days
Annualized volatility	173.18%
Maximum [Member]
Expected life	5 years
Annualized volatility	239.63%

Commitments (Details Narrative) (CAD)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Monthly rent paid during the period	1,970	3,690	3,355

Supplemental Disclosures With Respect to Cash Flows (Details Narrative) (CAD)	12 Months Ended			120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2013
Supplemental Cash Flow Elements [Abstract]
Imputed interest rate	15.00%
Imputed interest amount	56,664	55,944	55,536	385,674

Schedule of Supplemental Disclosures With Respect to Cash Flows (CAD)	12 Months Ended		120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2013
Supplemental Cash Flow Elements [Abstract]
Cash paid during the period for interest
Cash paid during the period for income taxes

Income Taxes (Details Narrative) (CAD)	12 Months Ended
Feb. 28, 2013
Income Tax Disclosure [Abstract]
Non-capital loss carry-forwards	4,607,338
Development and exploration expenditures	1,953,973
Capital losses carry-forwards against future capital gains	37,810

Income Taxes - Schedule of Canadian Federal and Provincial Income Tax Rates to Earning Before Income Taxes (Details) (CAD)	12 Months Ended										120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010	Feb. 28, 2009	Feb. 29, 2008	Feb. 28, 2007	Feb. 28, 2006	Feb. 28, 2005	Feb. 29, 2004	Feb. 28, 2013
Income Tax Disclosure [Abstract]
Loss before income taxes	5,658	(181,841)	(36,594)	(65,985)	(536,201)	(2,260,291)	(3,571,183)	(810,105)	(748,369)	(3,738)	(7,184,515)
Canadian federal and provincial income tax rates	25.00%	26.00%
Income tax recovery based on the above rates	1,414	(47,278)
Non-deductible and deductible items	10,306	(163,815)
Change in valuation allowance	(11,720)	203,854
Change in statutory tax rates		7,239
Income tax recovery	0	0

Income Taxes - Schedule of Components of Future Income Taxes (Details) (CAD)	Feb. 28, 2013	Feb. 29, 2012
Income Tax Disclosure [Abstract]
Non-capital losses	1,151,835	1,129,251
Mineral property costs	488,493	520,533
Property and equipment	3,099	2,866
Marketable securities and other	15,727	18,224
Total future income tax assets	1,659,154	1,670,874
Valuation allowance	(1,659,154)	(1,670,874)
Net future income tax assets

Income Taxes - Schedule of Loss Carry-forward (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Non-capital loss carry-forwards	4,607,338
2015 [Member]
Non-capital loss carry-forwards	398,612
Net-operating carry forward loss, expiration date	2015
2026 [Member]
Non-capital loss carry-forwards	402,360
Net-operating carry forward loss, expiration date	2026
2027 [Member]
Non-capital loss carry-forwards	1,036,715
Net-operating carry forward loss, expiration date	2027
2028 [Member]
Non-capital loss carry-forwards	417,682
Net-operating carry forward loss, expiration date	2028
2029 [Member]
Non-capital loss carry-forwards	472,218
Net-operating carry forward loss, expiration date	2029
2030 [Member]
Non-capital loss carry-forwards	392,771
Net-operating carry forward loss, expiration date	2030
2031 [Member]
Non-capital loss carry-forwards	1,151,052
Net-operating carry forward loss, expiration date	2031
2032 [Member]
Non-capital loss carry-forwards	235,235
Net-operating carry forward loss, expiration date	2032
2033 [Member]
Non-capital loss carry-forwards	100,693
Net-operating carry forward loss, expiration date	2033

Derivative Liabilities (Details Narrative) (CAD)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Derivative liabilities		29,637
Weighted average assumptions: Expected life		5 years
Weighted average assumptions: Volatility		138.96%
Weighted average assumptions: Expected dividend	0.00%	0.00%
Warrant [Member]
Derivative liabilities		29,637
Weighted average assumptions: Risk free interest rate	1.12%	99.00%
Weighted average assumptions: Expected life	10 months 24 days	1 year
Weighted average assumptions: Volatility	245.12%	226.00%
Weighted average assumptions: Expected dividend	0.00%	0.00%

Subsequent Events (Details Narrative)	12 Months Ended				12 Months Ended
	Feb. 28, 2013 CAD	Feb. 28, 2013 Teryl Resources Corp. [Member] CAD	Mar. 06, 2013 Teryl Resources Corp. [Member]	Apr. 05, 2013 Placer Mining Technology [Member] USD ($)	Feb. 28, 2013 Fish Creek Property [Member] USD ($)	Feb. 28, 2013 Fish Creek Property [Member] CAD
Cash paid for exploration expenses		134,000				90,873
Percentage of working interest acquired			50.00%
Maximum retain net royalty, percentage	5.00%				5.00%	5.00%
Maximum retain net royalty, amount	2,000,000				2,000,000
Right to purchase of royalty interest, percentage	5.00%
Consideration for purchase of royalty interest	500,000
Agreement to pay for production gold				1,000
Total cost for agreement to extraction of gold	32,000